Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities Disclosure [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 13 — Accrued Liabilities
The Company records estimated amounts for certain accrued liabilities at each period end. Accrued liabilities are obligations to transfer assets or provide services to other entities in the future as a result of past transactions or events. The nature of selected balances included in accrued liabilities of the Company includes:
Accrued marketing expenses—expenses for travel vouchers and certificates used as sales incentives to buyers as well as attraction tickets as tour incentives. Such vouchers and certificates will be paid for in the future based on actual redemption.
Accrued exchange company fees—estimated liability owed to Interval International for annual dues related to exchange services provided to the Company.
Accrued operating lease liabilities—difference between straight-line operating lease expenses and cash payments associated with any equipment, furniture, or facilities leases classified as operating leases.
Deposits on pending sale of assets—deposits that the Company has received in connection with the pending sales of certain assets in its European operations. The sale of these assets has not been consummated due to the fact that not all consideration has been exchanged. These deposits are, therefore, accounted for using the deposit method in accordance with ASC 360, "Property, Plant and Equipment." See Note 12—Assets Held for Sale for further detail.
Accrued call center costs—expenses associated with the outsourced customer service call center operations.
Accrued contingent litigation liabilities—estimated settlement costs for existing litigation cases.
Accrued liabilities as of the dates presented below consisted of the following (in thousands):

	March 31, 2013	December 31, 2012
Accrued payroll and related	$21,547	$22,313
Accrued interest	11,684	23,627
Accrued commissions	11,570	12,021
Accrued marketing expenses	10,675	12,189
Accrued exchange company fees	9,021	1,209
Accrued professional fees	6,797	5,472
Accrued other taxes	6,763	7,165
Accrued operating lease liabilities	3,670	3,438
Deposits on pending sale of assets	3,615	2,693
Accrued insurance	3,321	4,983
Accrued liability related to business combinations	3,301	3,400
Accrued call center costs	1,715	2,060
Accrued contingent litigation liabilities	1,244	1,102
Other	5,097	4,779
Total accrued liabilities	$100,020	$106,451

Accrued Liabilities
The Company records estimated amounts for certain accrued liabilities at each period end. Accrued liabilities are obligations to transfer assets or provide services to other entities in the future as a result of past transactions or events. The nature of selected balances included in accrued liabilities of the Company includes:
Accrued marketing expenses—expenses for travel vouchers and certificates used as sales incentives to buyers as well as attraction tickets as tour incentives. Such vouchers and certificates will be paid for in the future based on actual redemption.
Accrued operating lease liabilities—difference between straight-line operating lease expenses and cash payments associated with any equipment, furniture, or facilities leases classified as operating leases.
Deposits on pending sale of assets—deposits that the Company has received in connection with the pending sales of certain assets in its European operations. The sale of these assets has not been consummated due to the fact that not all consideration has been exchanged. These deposits are, therefore, accounted for using the deposit method in accordance with ASC 360, "Property, Plant and Equipment." See Note 12— Assets Held for Sale for further detail.
Accrued call center costs—expenses associated with the outsourced customer service call center operations.
Accrued exchange company fees—estimated liability owed to Interval International for annual dues.
Accrued contingent litigation liabilities—estimated settlement costs for existing litigation cases.
Accrued liabilities consisted of the following as of December 31 (in thousands):

	2012	2011
Accrued interest	$23,627	$20,618
Accrued payroll and related	22,313	18,947
Accrued marketing expenses	12,189	4,706
Accrued commissions	12,021	5,951
Accrued other taxes	7,165	6,903
Accrued professional fees	5,472	2,046
Accrued insurance	4,983	1,478
Accrued liability related to business combinations	3,400	—
Accrued operating lease liabilities	3,438	2,092
Deposits on pending sale of assets	2,693	1,158
Accrued call center costs	2,060	1,173
Accrued exchange company fees	1,209	1,044
Accrued contingent litigation liabilities	1,102	1,184
Other	4,779	3,026
Total accrued liabilities	$106,451	$70,326

In connection with the ILX Acquisition, the Tempus Resorts Acquisition, the PMR Acquisition and the Aegean Blue Acquisition, the Company assumed $4.0 million, $1.2 million, $1.7 million and $8.8 million in Accrued Liabilities. See Note 21— Business Combinations for further details on these acquisitions.